Quarterly Holdings Report
for

Fidelity® Conservative Income Bond Fund

May 31, 2021

FCV-QTLY-0721
1.924094.110

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 67.0%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.6%
NTT Finance Corp. 0.373% 3/3/23 (a)	$49,820,000	$49,862,347
Entertainment - 0.3%
The Walt Disney Co.:
3 month U.S. LIBOR + 0.250% 0.4405% 9/1/21 (b)(c)	8,953,000	8,957,516
3% 9/15/22	10,000,000	10,358,804
		19,316,320
Media - 0.6%
TWDC Enterprises 18 Corp. 3 month U.S. LIBOR + 0.390% 0.5734% 3/4/22 (b)(c)	47,662,000	47,781,101
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.7866% 3/22/22 (b)(c)	31,024,000	31,124,921

TOTAL COMMUNICATION SERVICES		148,084,689

CONSUMER DISCRETIONARY - 3.6%
Automobiles - 3.2%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 0.3001% 2/22/23 (b)(c)	15,898,000	15,906,047
0.4% 10/21/22	13,760,000	13,783,031
2.2% 6/27/22	25,750,000	26,291,466
BMV Finance NV 2.25% 8/12/22 (a)	20,155,000	20,612,470
BMW U.S. Capital LLC:
3 month U.S. LIBOR + 0.500% 0.6603% 8/13/21 (a)(b)(c)	14,127,000	14,141,606
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.530% 0.54% 4/1/24 (a)(b)(c)	28,838,000	29,035,540
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.670% 0.8464% 11/5/21 (a)(b)(c)	1,728,000	1,732,596
3 month U.S. LIBOR + 0.900% 1.0559% 2/15/22 (a)(b)(c)	41,113,000	41,323,055
2.85% 1/6/22 (a)	7,919,000	8,039,677
General Motors Financial Co., Inc.:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.760% 0.77% 3/8/24 (b)(c)	19,604,000	19,747,305
U.S. Secured Overnight Finl Rate (SOFR) Indx + 1.200% 1.21% 11/17/23 (b)(c)	16,700,000	17,012,123
Volkswagen Group of America Finance LLC:
0.75% 11/23/22 (a)	23,359,000	23,471,360
2.5% 9/24/21 (a)	11,979,000	12,063,722
		243,159,998
Textiles, Apparel & Luxury Goods - 0.4%
VF Corp. 2.05% 4/23/22	31,289,000	31,780,251

TOTAL CONSUMER DISCRETIONARY		274,940,249

CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
7-Eleven, Inc.:
3 month U.S. LIBOR + 0.450% 0.612% 8/10/22 (a)(b)(c)	21,275,000	21,293,084
0.625% 2/10/23 (a)	3,566,000	3,570,125
Walmart, Inc. 3.125% 6/23/21	13,579,000	13,602,883
		38,466,092
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Chevron Corp. 3 month U.S. LIBOR + 0.900% 1.0599% 5/11/23 (b)(c)	32,829,000	33,387,549
Enbridge Energy Partners LP 4.2% 9/15/21	5,000,000	5,007,055
Enbridge, Inc.:
3 month U.S. LIBOR + 0.500% 0.6551% 2/18/22 (b)(c)	12,381,000	12,415,033
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.400% 0.41% 2/17/23 (b)(c)	7,386,000	7,395,076
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.330% 0.4859% 8/16/22 (b)(c)	36,278,000	36,412,954
Western Gas Partners LP 3 month U.S. LIBOR + 2.100% 2.2875% 1/13/23 (b)(c)	6,268,000	6,252,461
		100,870,128
FINANCIALS - 49.0%
Banks - 28.6%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.570% 0.7085% 8/27/21 (a)(b)(c)	29,283,000	29,319,092
3.4% 8/27/21 (a)	25,579,000	25,775,087
Bank of America Corp.:
3 month U.S. LIBOR + 1.000% 1.1758% 4/24/23 (b)(c)	6,751,000	6,806,536
2.503% 10/21/22	48,404,000	48,830,923
2.816% 7/21/23 (b)	11,725,000	12,050,252
2.881% 4/24/23 (b)	30,425,000	31,124,818
3.004% 12/20/23 (b)	47,004,000	48,908,017
3.124% 1/20/23 (b)	45,379,000	46,197,215
3.3% 1/11/23	9,800,000	10,277,048
Bank of Montreal:
3 month U.S. LIBOR + 0.400% 0.5825% 9/10/21 (b)(c)	27,466,000	27,497,099
3 month U.S. LIBOR + 0.570% 0.7651% 3/26/22 (b)(c)	30,449,000	30,585,785
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.270% 0.28% 4/14/23 (b)(c)	27,400,000	27,410,412
2.9% 3/26/22	20,196,000	20,648,878
Bank of Nova Scotia U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.440% 0.455% 4/15/24 (b)(c)	29,350,000	29,415,770
Banque Federative du Credit Mutuel SA 1.96% 7/21/21 (a)	34,135,000	34,217,650
Barclays Bank PLC 1.7% 5/12/22	3,860,000	3,910,401
Barclays PLC:
3 month U.S. LIBOR + 1.430% 1.5859% 2/15/23 (b)(c)	6,475,000	6,525,232
4.61% 2/15/23 (b)	24,162,000	24,870,799
BB&T Corp. 3.95% 3/22/22	2,000,000	2,053,776
BNP Paribas SA:
3 month U.S. LIBOR + 0.390% 0.5599% 8/7/21 (a)(b)(c)	32,232,000	32,256,943
3.5% 3/1/23 (a)	16,600,000	17,480,714
BPCE SA:
3 month U.S. LIBOR + 0.300% 0.4858% 1/14/22 (a)(b)(c)	31,752,000	31,793,132
3 month U.S. LIBOR + 1.240% 1.4241% 9/12/23 (a)(b)(c)	14,800,000	15,101,819
3% 5/22/22 (a)	34,400,000	35,311,125
Capital One Bank NA 2.014% 1/27/23 (b)	44,405,000	44,873,499
Capital One NA 2.25% 9/13/21	6,889,000	6,916,539
Citigroup, Inc.:
3 month U.S. LIBOR + 1.430% 1.6205% 9/1/23 (b)(c)	12,000,000	12,180,480
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.870% 0.88% 11/4/22 (b)(c)	31,398,000	31,480,913
2.312% 11/4/22 (b)	34,881,000	35,184,706
2.35% 8/2/21	34,701,000	34,829,974
2.7% 10/27/22	17,868,000	18,437,188
2.75% 4/25/22	4,242,000	4,328,433
3.142% 1/24/23 (b)	50,000,000	50,902,880
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	40,167,000	41,895,696
Federation des caisses Desjardin U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.430% 0.44% 5/21/24 (a)(b)(c)	25,121,000	25,165,967
Fifth Third Bank, Cincinnati:
3 month U.S. LIBOR + 0.440% 0.6158% 7/26/21 (b)(c)	17,479,000	17,484,233
3 month U.S. LIBOR + 0.640% 0.8156% 2/1/22 (b)(c)	8,778,000	8,815,260
HSBC Holdings PLC 3.262% 3/13/23 (b)	39,855,000	40,772,213
ING Groep NV 3.15% 3/29/22	21,500,000	22,018,693
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.230% 1.4058% 10/24/23 (b)(c)	19,286,000	19,570,099
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.580% 0.59% 3/16/24 (b)(c)	40,575,000	40,870,792
2.776% 4/25/23 (b)	38,827,000	39,693,283
3.207% 4/1/23(b)	20,885,000	21,391,631
3.514% 6/18/22 (b)	31,088,000	31,134,689
4.35% 8/15/21	52,082,000	52,522,614
KeyBank NA:
3 month U.S. LIBOR + 0.660% 0.8356% 2/1/22 (b)(c)	29,794,000	29,921,439
3 month U.S. LIBOR + 0.810% 0.9601% 11/22/21 (b)(c)	15,094,000	15,147,941
Lloyds Banking Group PLC:
1.326% 6/15/23 (b)	15,660,000	15,806,816
2.858% 3/17/23 (b)	23,800,000	24,266,030
2.907% 11/7/23 (b)	26,460,000	27,380,291
3% 1/11/22	58,670,000	59,664,993
3.1% 7/6/21	16,721,000	16,766,718
M&T Bank Corp. 3 month U.S. LIBOR + 0.680% 0.8558% 7/26/23 (b)(c)	15,000,000	15,161,233
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 0.8258% 7/26/21 (b)(c)	26,103,000	26,128,243
3 month U.S. LIBOR + 0.700% 0.8755% 3/7/22 (b)(c)	34,667,000	34,825,775
3 month U.S. LIBOR + 0.860% 1.0358% 7/26/23 (b)(c)	19,085,000	19,343,411
2.19% 9/13/21	18,550,000	18,655,526
3.218% 3/7/22	39,904,000	40,816,847
3.535% 7/26/21	26,540,000	26,674,760
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.840% 1.0236% 7/16/23 (b)(c)	12,315,000	12,388,935
3 month U.S. LIBOR + 0.850% 1.0339% 9/13/23 (b)(c)	5,725,000	5,765,991
3 month U.S. LIBOR + 0.880% 1.0573% 9/11/22 (b)(c)	14,700,000	14,842,263
3 month U.S. LIBOR + 0.940% 1.075% 2/28/22 (b)(c)	13,476,000	13,560,524
3 month U.S. LIBOR + 1.140% 1.3239% 9/13/21 (b)(c)	14,247,000	14,292,067
2.953% 2/28/22	47,035,000	48,011,713
MUFG Union Bank NA 3 month U.S. LIBOR + 0.600% 0.7755% 3/7/22 (b)(c)	34,598,000	34,722,623
NatWest Markets PLC 3.625% 9/29/22 (a)	17,420,000	18,182,172
PNC Bank NA:
3 month U.S. LIBOR + 0.430% 0.6154% 12/9/22 (b)(c)	35,387,000	35,460,480
1.743% 2/24/23 (b)	15,373,000	15,539,259
Rabobank Nederland 3.875% 2/8/22	10,696,000	10,967,183
Rabobank Nederland New York Branch 3 month U.S. LIBOR + 0.830% 1.0178% 1/10/22 (b)(c)	20,205,000	20,306,351
Royal Bank of Canada U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.450% 0.46% 10/26/23 (b)(c)	31,000,000	31,158,113
Standard Chartered PLC 3 month U.S. LIBOR + 1.200% 1.3825% 9/10/22 (a)(b)(c)	21,671,000	21,731,698
Sumitomo Mitsui Financial Group, Inc.:
2.442% 10/19/21	34,015,000	34,308,791
2.846% 1/11/22	5,000,000	5,081,709
Synovus Bank 2.289% 2/10/23 (b)	5,036,000	5,079,624
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.530% 0.7205% 12/1/22 (b)(c)	28,063,000	28,268,938
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.350% 0.3665% 3/4/24 (b)(c)	32,800,000	32,898,882
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.450% 0.46% 9/28/23 (b)(c)	16,024,000	16,094,445
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.480% 0.49% 1/27/23 (b)(c)	34,290,000	34,460,656
0.25% 1/6/23	30,480,000	30,478,207
Truist Bank:
3 month U.S. LIBOR + 0.590% 0.7656% 8/2/22 (b)(c)	20,368,000	20,390,975
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.730% 0.7407% 3/9/23 (b)(c)	32,136,000	32,420,313
U.S. Bank NA, Cincinnati 3 month U.S. LIBOR + 0.180% 0.366% 1/21/22 (b)(c)	36,222,000	36,264,689
Wells Fargo & Co.:
3 month U.S. LIBOR + 1.020% 1.2008% 7/26/21 (b)(c)	23,284,000	23,318,745
3.5% 3/8/22	8,982,000	9,209,842
Wells Fargo Bank NA 2.082% 9/9/22 (b)	20,574,000	20,679,156
		2,195,282,672
Capital Markets - 10.6%
Credit Suisse AG:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.390% 0.4% 2/2/24 (b)(c)	50,000,000	49,825,500
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.450% 0.46% 2/4/22 (b)(c)	83,210,000	83,323,166
2.1% 11/12/21	26,965,000	27,193,540
2.8% 4/8/22	24,669,000	25,218,210
Deutsche Bank AG New York Branch:
3.3% 11/16/22	19,031,000	19,764,793
4.25% 10/14/21	40,800,000	41,374,985
5% 2/14/22	38,947,000	40,176,497
E*TRADE Financial Corp. 2.95% 8/24/22	29,764,000	30,655,260
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 0.9001% 2/23/23 (b)(c)	31,019,000	31,302,287
3 month U.S. LIBOR + 1.000% 1.1758% 7/24/23 (b)(c)	5,757,000	5,804,199
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.430% 0.4408% 3/8/23 (b)(c)	30,000,000	30,030,831
0.481% 1/27/23	34,379,000	34,411,202
5.75% 1/24/22	20,265,000	20,988,328
Intercontinental Exchange, Inc. 3 month U.S. LIBOR + 0.650% 0.8339% 6/15/23 (b)(c)(d)	4,765,000	4,771,671
Morgan Stanley:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.700% 0.71% 1/20/23 (b)(c)	49,171,000	49,288,519
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.830% 0.8401% 6/10/22 (b)(c)	42,066,000	42,072,441
0.529% 1/25/24 (b)	16,992,000	17,028,472
0.56% 11/10/23 (b)	25,185,000	25,239,919
2.625% 11/17/21	20,920,000	21,152,489
2.75% 5/19/22	21,833,000	22,369,942
5.5% 7/28/21	26,554,000	26,770,815
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 0.6056% 11/1/21 (b)(c)	45,101,000	45,170,907
UBS AG London Branch:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.320% 0% 6/1/23 (a)(b)(c)	23,250,000	23,273,576
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.360% 0.37% 2/9/24 (a)(b)(c)	36,650,000	36,705,708
1.75% 4/21/22 (a)	30,946,000	31,336,677
UBS Group AG:
3 month U.S. LIBOR + 0.950% 1.1059% 8/15/23 (a)(b)(c)	9,800,000	9,889,376
2.65% 2/1/22 (a)	12,750,000	12,957,458
		808,096,768
Consumer Finance - 4.5%
American Express Co.:
3 month U.S. LIBOR + 0.600% 0.7764% 11/5/21 (b)(c)	13,716,000	13,744,118
3 month U.S. LIBOR + 0.610% 0.7856% 8/1/22 (b)(c)	24,003,000	24,133,331
3 month U.S. LIBOR + 0.620% 0.775% 5/20/22 (b)(c)	30,998,000	31,158,575
2.75% 5/20/22	51,755,000	52,923,640
3.7% 11/5/21	27,384,000	27,716,318
American Express Credit Corp. 2.7% 3/3/22	23,797,000	24,199,455
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.260% 0.4425% 9/10/21 (b)(c)	13,716,000	13,724,367
2.75% 3/15/22	7,085,000	7,225,785
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.120% 0.2853% 8/13/21 (b)(c)	28,192,000	28,197,335
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.300% 0.31% 6/13/22 (b)(c)	30,000,000	30,049,758
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.320% 0.33% 4/6/23 (b)(c)	30,100,000	30,160,251
0.45% 7/22/22	27,195,000	27,284,402
1.15% 5/26/22	34,595,000	34,936,521
		345,453,856
Diversified Financial Services - 0.7%
AIG Global Funding 3 month U.S. LIBOR + 0.460% 0.6606% 6/25/21 (a)(b)(c)	14,236,000	14,239,996
Athene Global Funding U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.700% 0.71% 5/24/24 (a)(b)(c)	32,000,000	32,068,480
BP Capital Markets America, Inc. 3.245% 5/6/22	7,000,000	7,199,689
		53,508,165
Insurance - 4.6%
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 0.7066% 9/20/21 (a)(b)(c)	16,529,000	16,540,901
Equitable Financial Life Global Funding U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.390% 0.4% 4/6/23 (a)(b)(c)	31,725,000	31,778,650
Metropolitan Life Global Funding I:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.570% 0.58% 1/13/23 (a)(b)(c)	32,895,000	33,122,335
3.875% 4/11/22 (a)	9,485,000	9,783,488
Metropolitan Tower Global Funding:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.550% 0.56% 1/17/23 (a)(b)(c)	17,351,000	17,443,161
0.55% 7/13/22 (a)	37,753,000	37,873,168
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.466% 1/21/22 (a)(b)(c)	17,145,000	17,169,079
3 month U.S. LIBOR + 0.280% 0.4678% 1/10/23 (a)(b)(c)	28,272,000	28,371,687
3 month U.S. LIBOR + 0.320% 0.4954% 8/6/21 (a)(b)(c)	18,942,000	18,954,685
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.220% 0.23% 2/2/23 (a)(b)(c)	30,150,000	30,170,502
Northwestern Mutual Global Funding U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.330% 0.34% 3/25/24 (a)(b)(c)	19,398,000	19,426,010
Pacific Life Global Funding II U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.380% 0.39% 4/12/24 (a)(b)(c)	30,000,000	30,065,287
Principal Life Global Funding II U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.450% 0.46% 4/12/24 (a)(b)(c)	19,254,000	19,293,699
Protective Life Global Funding 3 month U.S. LIBOR + 0.520% 0.713% 6/28/21 (a)(b)(c)	34,907,000	34,922,185
Prudential Financial, Inc. 4.5% 11/16/21	7,835,000	7,987,032
		352,901,869

TOTAL FINANCIALS		3,755,243,330

HEALTH CARE - 2.5%
Biotechnology - 0.8%
AbbVie, Inc.:
3 month U.S. LIBOR + 0.650% 0.7993% 11/21/22 (b)(c)	13,716,000	13,811,950
3.45% 3/15/22	45,076,000	45,969,682
		59,781,632
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.894% 6/6/22	8,528,000	8,735,451
Health Care Providers & Services - 0.3%
UnitedHealth Group, Inc. 3 month U.S. LIBOR + 0.260% 0.4439% 6/15/21 (b)(c)	19,316,000	19,318,273
Pharmaceuticals - 1.3%
AstraZeneca PLC 2.375% 6/12/22	27,104,000	27,648,628
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 0.630% 0.8306% 6/25/21 (a)(b)(c)	33,045,000	33,058,802
Bristol-Myers Squibb Co. 2.6% 5/16/22	27,432,000	28,071,801
Utah Acquisition Sub, Inc. 3.15% 6/15/21	12,000,000	12,012,167
		100,791,398

TOTAL HEALTH CARE		188,626,754

INDUSTRIALS - 4.2%
Aerospace & Defense - 0.2%
The Boeing Co. 1.167% 2/4/23	13,379,000	13,441,573
Industrial Conglomerates - 1.8%
Honeywell International, Inc.:
3 month U.S. LIBOR + 0.370% 0.532% 8/8/22 (b)(c)	36,126,000	36,262,918
0.483% 8/19/22	48,164,000	48,200,595
Siemens Financieringsmaatschappij NV:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.430% 0.44% 3/11/24 (a)(b)(c)	32,000,000	32,196,990
0.4% 3/11/23 (a)	19,270,000	19,319,920
		135,980,423
Machinery - 1.8%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.200% 0.3675% 11/12/21 (b)(c)	25,776,000	25,808,993
3 month U.S. LIBOR + 0.220% 0.4143% 1/6/22 (b)(c)	11,246,000	11,259,269
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.150% 0.16% 11/17/22 (b)(c)	31,260,000	31,296,887
0.25% 3/1/23	25,350,000	25,365,761
0.95% 5/13/22	33,583,000	33,834,069
1.9% 9/6/22	13,000,000	13,278,799
		140,843,778
Road & Rail - 0.4%
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 0.8555% 7/30/21 (a)(b)(c)	13,108,000	13,104,575
3 month U.S. LIBOR + 0.950% 1.1405% 6/1/21 (a)(b)(c)	17,812,000	17,812,000
		30,916,575

TOTAL INDUSTRIALS		321,182,349

INFORMATION TECHNOLOGY - 0.9%
IT Services - 0.4%
IBM Corp. 2.85% 5/13/22	31,917,000	32,728,204
Semiconductors & Semiconductor Equipment - 0.5%
NVIDIA Corp. 2.2% 9/16/21	38,901,000	39,066,700

TOTAL INFORMATION TECHNOLOGY		71,794,904

MATERIALS - 0.0%
Chemicals - 0.0%
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (a)	3,085,000	3,091,603
UTILITIES - 3.1%
Electric Utilities - 1.9%
Florida Power & Light Co.:
3 month U.S. LIBOR + 0.380% 0.564% 7/28/23 (b)(c)	20,269,000	20,270,013
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.000% 0.26% 5/10/23 (b)(c)	17,114,000	17,123,242
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.4201% 2/22/23 (b)(c)	23,000,000	23,006,143
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.540% 0.55% 3/1/23 (b)(c)	16,898,000	16,951,498
PPL Electric Utilities Corp. 3 month U.S. LIBOR + 0.250% 0.443% 9/28/23 (b)(c)	8,800,000	8,804,162
Southern California Edison Co.:
3 month U.S. LIBOR + 0.270% 0.4543% 12/3/21 (b)(c)	13,393,000	13,397,523
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.640% 0.65% 4/3/23 (b)(c)	25,000,000	25,059,979
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.830% 0.84% 4/1/24 (b)(c)	25,000,000	25,120,457
		149,733,017
Gas Utilities - 0.5%
ONE Gas, Inc. 3 month U.S. LIBOR + 0.610% 0.7873% 3/11/23 (b)(c)	32,350,000	32,367,954
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.5339% 9/14/23 (b)(c)	4,524,000	4,524,750
		36,892,704
Multi-Utilities - 0.7%
CenterPoint Energy, Inc. U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.650% 0.66% 5/13/24 (b)(c)	13,794,000	13,809,311
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 0.6006% 6/25/21 (b)(c)	24,259,000	24,265,919
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 0.7139% 9/15/23 (b)(c)	12,339,000	12,344,420
		50,419,650

TOTAL UTILITIES		237,045,371

TOTAL NONCONVERTIBLE BONDS
(Cost $5,126,964,429)		5,139,345,469

U.S. Government and Government Agency Obligations - 8.4%
U.S. Government Agency Obligations - 0.6%
Fannie Mae U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.180% 0.19% 7/8/22 (b)(c)	28,529,000	28,578,063
Freddie Mac U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.130% 0.14% 8/5/22 (b)(c)	18,688,000	18,714,058

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		47,292,121

U.S. Treasury Obligations - 7.8%
U.S. Treasury Notes:
0.125% 5/31/22	$152,343,000	$152,414,411
0.125% 6/30/22	11,710,600	11,714,717
0.125% 12/31/22	120,000,000	120,018,750
1.75% 7/31/21	179,677,300	180,191,548
1.875% 11/30/21	130,300,300	131,481,146

TOTAL U.S. TREASURY OBLIGATIONS		595,820,572

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $641,630,485)		643,112,693

Bank Notes - 3.0%
Capital One NA:
2.15% 9/6/22	38,374,000	39,215,564
2.95% 7/23/21	9,941,000	9,959,980
KeyBank NA 3.35% 6/15/21	16,150,000	16,169,067
MUFG Union Bank NA 3.15% 4/1/22	19,025,000	19,440,706
RBS Citizens NA 3.25% 2/14/22	16,800,000	17,112,031
Truist Bank 2.8% 5/17/22	52,565,000	53,761,810
U.S. Bank NA, Cincinnati:
1.8% 1/21/22	13,442,000	13,567,486
3.45% 11/16/21	35,681,000	36,120,600
Wells Fargo Bank NA 3.625% 10/22/21	26,681,000	26,962,990
TOTAL BANK NOTES
(Cost $231,880,532)		232,310,234

Certificates of Deposit - 2.7%
Barclays Bank PLC yankee 0.28% 5/17/22	34,200,000	34,200,999
Credit Industriel et Commercial yankee 3 month U.S. LIBOR + 0.150% 0.3338% 7/15/21 (b)(c)	33,947,000	33,953,891
Credit Suisse AG yankee 0.43% 7/14/21	34,290,000	34,303,137
Mizuho Corporate Bank Ltd. yankee 0.29% 6/9/21	34,500,000	34,502,415
Royal Bank of Canada yankee 3 month U.S. LIBOR + 0.000% 0.1559% 11/16/21 (b)(c)	39,200,000	39,200,000
Sumitomo Mitsui Banking Corp. yankee 0.26% 6/7/21	34,300,000	34,301,972
TOTAL CERTIFICATES OF DEPOSIT
(Cost $210,437,000)		210,462,414

Commercial Paper - 5.5%
HSBC U.S.A., Inc. yankee:
0.3% 11/19/21	39,200,000	39,139,020
0.35% 5/13/22	34,250,000	34,127,793
0.4% 10/5/21	34,300,000	34,268,166
0.4% 2/4/22	30,000,000	29,928,180
0.42% 8/23/21	34,400,000	34,381,796
NatWest Markets PLC yankee 0.35% 4/19/22	34,300,000	34,214,583
Societe Generale yankee 0.295% 4/28/22	35,000,000	34,933,234
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.090% 0.2783% 7/20/21 (b)(c)	33,947,000	33,951,525
The Toronto-Dominion Bank 3 month U.S. LIBOR + 0.110% 0.2925% 6/10/21 (b)(c)	35,730,000	35,731,190
UBS AG London Branch:
3 month U.S. LIBOR + 0.170% 0.3558% 7/14/21 (b)(c)	34,050,000	34,055,557
yankee 0% 6/23/21	34,015,000	34,012,864
Westpac Banking Corp. 3 month U.S. LIBOR + 0.010% 0.1593% 11/22/21 (b)(c)	39,200,000	39,201,882
TOTAL COMMERCIAL PAPER
(Cost $417,845,264)		417,945,790
	Shares	Value

Money Market Funds - 13.8%
Fidelity Cash Central Fund 0.03% (e)
(Cost $1,058,545,528)	1,058,386,725	1,058,598,403
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $7,687,303,238)		7,701,775,003
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(29,365,939)
NET ASSETS - 100%		$7,672,409,064

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,135,450,979 or 14.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$439,567
Total	$439,567

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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